UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2021

Date of reporting period:  July 31, 2021

Item 1. Report to Stockholders.

(a)	[Insert full text of annual report here]

Coho Relative Value Equity Fund
cohox

Coho Relative Value ESG Fund
cesgx

Annual Report

July 31, 2021

COHO FUNDS

Dear Fellow Shareholders:

As August 31, 2021 marks the end of the Coho Relative Value Equity Fund’s (the “Equity Fund”) eighth full annual period and the Coho Relative Value ESG Fund’s (the “ESG Fund”) first full annual period, we are pleased to provide you with an update. This report covers the Funds’ fiscal year from August 1, 2020 through July 31, 2021. At Coho Partners, Ltd., we remain committed to achieving each Fund’s investment objective and providing our shareholders with open and active communication so they may gain a clear understanding of our investment process, Fund performance results and our most recent thoughts on the economy and the equity markets.

Fund Performance Review

For the fiscal year ended July 31, 2021, the Equity Fund returned 26.33% and the ESG Fund returned 24.26%, versus 36.45% for the S&P 500® Index and 39.32% for the Russell 1000® Value Index.

The Equity Fund’s overweighting in Financials was a positive contributor but it was more than offset by the overweighting in Consumer Staples and Health Care along with the underweight positions in Information Technology and Communication Services. While our individual stock selection in Consumer Discretionary was a contributor, stock selection in Financials, Industrials, and Health Care were detractors to relative performance. These factors resulted in the Equity Fund underperforming the S&P 500® Index for the fiscal year.

The top five contributors to the Equity Fund’s performance during the period were U.S. Bancorp, Automatic Data Processing, Inc., Sysco Corporation, Aflac Inc., and Microchip Technology Inc. The five largest individual detractors during the period were Conagra Brands, Inc., Amgen Inc., Merck & Co., Inc., Unilever PLC, and Kroger Co.

Market Review

After a brief interlude in late 2020 and early 2021, when value seemed to be gaining favor, investors returned to embracing growth, cyclicality, and beta.  These factors are intentionally de-emphasized in our investment process because they typically do not provide protection during corrections.  The primary reason for our underperformance stems from our philosophy and process that intentionally underweights the more economically sensitive sectors in favor of the risk mitigation provided by defensive sectors.

We are in the midst of the second quarter 2021 earnings season with quarterly results generally ahead of expectations. However, we have seen a high level of cautiousness from managements due to the unprecedented spike in raw material and labor costs over the last several months. As a result, several Industrial and Consumer Staples companies have lowered their operating margin assumptions for the second half of the 2021. Although we do not know how long these inflationary pressures may continue, we have strong conviction in the ability of our portfolio companies to navigate these or other macroeconomic headwinds. To that point, several of the portfolio companies have increased their dividends in July 2021. Marsh & McLennan increased the dividend by 15%, State Street by 10%, JM Smucker by 10%, ConAgra by 14%, and Stanley Black & Decker by 13%. At the current pace of announcements, we expect the Equity Fund’s portfolio to outpace its historical track record of compelling dividend growth.

We recently published our annual Impact Report highlighting the non-financial initiatives underway with several of our portfolio holdings. We are encouraged by the progress we see on environmental, social, and governance-related disclosures and metrics. Throughout the pandemic we have been pleased to see many of the companies in the Equity Fund’s portfolio play an important role in the global response.  Thermo Fisher Scientific’s (TMO) electron microscopes were used to identify the structure of the COVID-19 spike protein.  Early in the pandemic, Medtronic (MDT) published open-source design specifications to make its ventilator designs available to manufacturers around the world.  Quest Diagnostics (DGX) exited 2020 averaging 140,000 COVID-19 PCR (polymerase chain reaction) and antibody tests per day, and CVS Health (CVS) and Kroger (KR) are both playing a role in vaccine administration at their respective pharmacies.  Merck (MRK) and Amgen (AMGN) are engaged in the development of COVID-19

COHO FUNDS

therapeutics, and Johnson & Johnson (JNJ) developed the only single-dose vaccine currently approved for emergency use by the World Health Organization (WHO).

Fund Advisor Outlook

Looking forward there are several challenges on the horizon such as rising input costs, an imbalance in the labor market, the pace of economic recovery, and possibly higher interest rates. We believe our companies have flexible and durable business models that may enable them to consistently grow earnings, dividends, and cash flows through these uncertain times.

We thank you for your investment and continued confidence in the Coho Funds and we look forward to serving your interests in the future.

Sincerely,

Coho Partners, Ltd.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Funds may have a relatively high concentration of assets in a single or small number of issuers, which may reduce their diversification and result in increased volatility. The Funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. Investments in securities of foreign issuers involve risks not ordinarily associated with investment in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. The principal value and investment return of an investment will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the initial investment.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of each Fund’s holdings.

The S&P 500® Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. One cannot invest directly in an index.

The Russell 1000® Value Index measures the performance of equity securities of Russell 1000® Index issuers with lower price-to-book ratios and lower forecasted growth. One cannot invest directly in an index.

Permitted Use of the Russell 1000® Value Index

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020.

The Coho Relative Value Equity and Coho Relative Value ESG strategies have been developed solely by Coho Partners, Ltd. The strategies are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings. FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000® Value Index vest in the relevant LSE Group company which owns the Russell 1000® Value Index. Russell is a trademark of the relevant LSE Group company and is/are used by any other LSE Group company under license.

The Russell 1000® Value Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Russell 1000® Value Index or (b) investment in or operation of the Coho Relative Value Equity and Coho Relative Value ESG strategies. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Coho Relative Value Equity and Coho Relative Value ESG strategies or the suitability of the Russell 1000® Value Index for the purpose to which it is being put by Coho Partners, Ltd.

The Coho Funds are distributed by Compass Distributors, LLC (“Compass”),  a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”). On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Compass will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

COHO RELATIVE VALUE EQUITY FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-COHO-234. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates Of Return (%) — July 31, 2021

	1 Year	3 Year	5 Year	Since Inception(1)
Coho Relative Value Equity Fund(2)	26.33%	12.00%	11.44%	11.09%
S&P 500® Index(3)	36.45%	18.16%	17.35%	15.05%
Russell 1000® Value Index(4)	39.32%	11.27%	11.41%	10.58%

(1)	Period from Fund inception through July 31, 2021. The Fund commenced operations on August 14, 2013.
(2)	On November 22, 2019, the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.
(4)
The Russell 1000® Value Index measures the performance of the small cap value segment of U.S. equity securities. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Coho Relative Value Equity Fund as disclosed in the Fund’s most recent prospectus dated November 29, 2020:

Gross Expenses: 0.82%; Net Expenses: 0.79%. Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least November 29, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

COHO RELATIVE VALUE ESG FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-COHO-234. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates Of Return (%) — July 31, 2021

	1 Year	Since Inception(1)
Coho Relative Value ESG Fund	24.26%	15.19%
S&P 500® Index(2)	36.45%	23.97%
Russell 1000® Value Index(3)	39.32%	13.75%

(1)	Period from Fund inception through July 31, 2021. The Fund commenced operations on November 27, 2019.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.
(3)
The Russell 1000® Value Index measures the performance of the small cap value segment of U.S. equity securities. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Coho Relative Value ESG Fund as disclosed in the Fund’s most recent prospectus dated November 29, 2020:

Gross Expenses: 9.78%; Net Expenses: 0.79%. Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated through at least November 29, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

COHO FUNDS

Expense Examples (Unaudited)
July 31, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

ACTUAL EXPENSES
The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Coho Relative Value Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(2/1/2021)	(7/31/2021)	(2/1/2021 to 7/31/2021)
Actual(2)	$1,000.00	$1,156.50	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended July 31, 2021 of 15.65%.

Coho Relative Value ESG Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(2/1/2021)	(7/31/2021)	(2/1/2021 to 7/31/2021)
Actual(4)	$1,000.00	$1,140.40	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(4)	Based on the actual return for the six-month period ended July 31, 2021 of 14.04%.

COHO RELATIVE VALUE EQUITY FUND

Sector Allocation(1) (Unaudited)
as of July 31, 2021
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of July 31, 2021
(% of net assets)

Lowe’s Companies	4.8%
UnitedHealth Group	4.7%
Ross Stores	4.6%
U.S. Bancorp	4.4%
Marsh & McLennan Companies	4.2%
Dollar General	4.1%
Johnson & Johnson	4.1%
CVS Health	4.1%
W.W. Grainger	4.0%
Global Payments	4.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE ESG FUND

Sector Allocation(1) (Unaudited)
as of July 31, 2021
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of July 31, 2021
(% of net assets)

Ross Stores	4.9%
Lowe’s Companies	4.9%
UnitedHealth Group	4.8%
Johnson & Johnson	4.5%
U.S. Bancorp	4.4%
W.W. Grainger	4.3%
Marsh & McLennan Companies	4.2%
Dollar General	4.1%
CVS Health	4.1%
Global Payments	4.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE EQUITY FUND

Schedule of Investments
July 31, 2021

	Shares	Value
COMMON STOCKS — 97.9%

Consumer Discretionary — 13.5%
Dollar General	175,897	$40,920,678
Lowe’s Companies	245,259	47,258,957
Ross Stores	367,197	45,051,400
		133,231,035

Consumer Staples — 21.0%
Altria Group	484,200	23,260,968
Coca-Cola	537,576	30,657,959
Conagra Brands	800,149	26,796,990
JM Smucker	165,587	21,710,111
Kroger	670,173	27,276,041
Philip Morris International	292,629	29,289,237
Sysco	327,953	24,334,113
Unilever PLC	421,319	24,238,482
		207,563,901

Energy — 2.5%
Chevron	246,146	25,060,124

Financials — 12.3%
Marsh & McLennan Companies	279,623	41,166,098
State Street	430,081	37,477,258
U.S. Bancorp	777,431	43,178,518
		121,821,874

Health Care — 29.7%#
AmerisourceBergen	308,356	37,671,853
Amgen	120,127	29,015,476
CVS Health	491,343	40,467,010
Johnson & Johnson	235,311	40,520,554
Medtronic PLC	261,199	34,298,041
Merck & Co.	252,312	19,395,223
Perrigo PLC	419,272	20,137,634
Thermo Fisher Scientific	48,081	25,964,221
UnitedHealth Group	112,888	46,534,691
		294,004,703

Industrials — 9.0%
Stanley Black & Decker	106,222	20,931,045
United Parcel Service — Class B	149,541	28,616,166
W.W. Grainger	88,872	39,510,714
		89,057,925

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Schedule of Investments – Continued
July 31, 2021

	Shares	Value

Information Technology — 9.9%
Automatic Data Processing	145,740	$30,551,476
Global Payments	203,832	39,423,147
Microchip Technology	196,240	28,085,869
		98,060,492
Total Common Stocks
(Cost $748,215,237)		968,800,054

SHORT-TERM INVESTMENT — 1.8%
U.S. Bank N.A., 0.00%^
(Cost $18,029,671)	18,029,671	18,029,671
Total Investments — 99.7%
(Cost $766,244,908)		986,829,725
Other Assets and Liabilities, Net — 0.3%		2,431,555
Total Net Assets — 100.0%		$989,261,280

PLC	Public Limited Company
#	As of July 31, 2021, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 8 in the Notes to the Financial Statements.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of July 31, 2021.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Schedule of Investments
July 31, 2021

	Shares	Value
COMMON STOCKS — 97.3%

Consumer Discretionary — 13.9%
Dollar General	3,947	$918,230
Lowe’s Companies	5,611	1,081,183
Ross Stores	8,823	1,082,494
		3,081,907

Consumer Staples — 20.3%
Coca-Cola	12,105	690,348
Colgate-Palmolive	7,575	602,212
Conagra Brands	19,361	648,400
JM Smucker	5,900	773,549
Kroger	15,270	621,489
Sysco	7,383	547,819
Unilever PLC	10,857	624,603
		4,508,420

Financials — 12.6%
Marsh & McLennan Companies	6,338	933,080
State Street	10,285	896,235
U.S. Bancorp	17,519	973,005
		2,802,320

Health Care — 30.6%#
Amgen	2,702	652,641
CVS Health	11,022	907,772
Johnson & Johnson	5,784	996,005
Medtronic PLC	5,988	786,284
Merck & Co.	6,400	491,968
Perrigo PLC	12,997	624,246
Quest Diagnostics	4,697	666,035
Thermo Fisher Scientific	1,084	585,371
UnitedHealth Group	2,607	1,074,658
		6,784,980

Industrials — 9.3%
Stanley Black & Decker	2,374	467,797
United Parcel Service — Class B	3,375	645,840
W.W. Grainger	2,148	954,958
		2,068,595

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Schedule of Investments – Continued
July 31, 2021

	Shares	Value

Information Technology — 10.6%
Automatic Data Processing	4,000	$838,520
Global Payments	4,637	896,842
Microchip Technology	4,270	611,123
		2,346,485
Total Common Stocks
(Cost $19,299,449)		21,592,707

SHORT-TERM INVESTMENT — 2.8%
U.S. Bank N.A., 0.00%^
(Cost $624,847)	624,847	624,847
Total Investments — 100.1%
(Cost $19,924,296)		22,217,554
Liabilities in Excess of Other Assets — (0.1)%		(14,507)
Total Net Assets — 100.0%		$22,203,047

PLC	Public Limited Company
#	As of July 31, 2021, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 8 in the Notes to the Financial Statements.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of July 31, 2021.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

COHO FUNDS

Statements of Assets and Liabilities
July 31, 2021

	Coho	Coho
	Relative Value	Relative Value
	Equity Fund	ESG Fund

ASSETS:
Investments, at value
(Cost: $766,244,908 & $19,924,296, respectively)	$986,829,725	$22,217,554
Dividends and interest receivable	632,010	17,597
Receivable for capital shares sold	2,809,042	—
Prepaid expenses	25,164	9,305
Total assets	990,295,941	22,244,456

LIABILITIES:
Payable for capital shares redeemed	255,967	—
Payable to investment adviser	589,614	1,170
Payable for fund administration & accounting fees	122,621	6,756
Payable for compliance fees	3,130	3,130
Payable for custody fees	12,798	2,600
Payable for transfer agent fees & expenses	15,244	4,216
Accrued expenses	35,287	23,537
Total liabilities	1,034,661	41,409

NET ASSETS	$989,261,280	$22,203,047

NET ASSETS CONSIST OF:
Paid-in capital	$727,316,812	$19,299,962
Total distributable earnings	261,944,468	2,903,085
Net Assets	$989,261,280	$22,203,047

Net Assets	$989,261,280	$22,203,047
Shares issued and outstanding(1)	56,492,391	1,785,591
Net asset value, redemption price and offering price per share(2)	$17.51	$12.43

(1)	Unlimited shares authorized without par value.
(2)	Prior to November 29, 2020, a redemption fee of 2.00% was assessed against shares redeemed within 60 days of purchase.

See Notes to the Financial Statements

COHO FUNDS

Statements of Operations
For the Year Ended July 31, 2021

	Coho	Coho
	Relative Value	Relative Value
	Equity Fund	ESG Fund

INVESTMENT INCOME:
Dividend income	$20,543,151	$264,416
Less: Foreign taxes withheld	(63,604)	(446)
Interest income	1,755	24
Total investment income	20,481,302	263,994

EXPENSES:
Investment adviser fees (See Note 4)	6,186,684	95,141
Fund administration & accounting fees (See Note 4)	448,557	25,987
Custody fees (See Note 4)	72,523	13,328
Transfer agent fees & expenses (See Note 4)	62,474	16,736
Federal & state registration fees	43,578	28,294
Audit fees	17,502	17,505
Trustee fees	16,386	16,384
Legal fees	14,189	13,222
Postage & printing fees	13,256	343
Compliance fees (See Note 4)	12,503	12,503
Insurance expense	4,766	1,531
Other expenses	6,237	4,372
Total expenses before waiver/reimbursement/recoupment	6,898,655	245,346
Plus: Adviser recoupment (See Note 4)	83,460	—
Less: waiver/reimbursement from investment adviser (See Note 4)	—	(137,972)
Net expenses	6,982,115	107,374

NET INVESTMENT INCOME	13,499,187	156,620

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	56,765,808	573,019
Net change in unrealized
appreciation/depreciation on investments	134,320,868	1,936,028

Net realized and unrealized gain on investments	191,086,676	2,509,047

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$204,585,863	$2,665,667

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
OPERATIONS:
Net investment income	$13,499,187	$11,047,468
Net realized gain on investments	56,765,808	24,466,283
Net change in unrealized appreciation/depreciation on investments	134,320,868	27,217,688
Net increase in net assets resulting from operations	204,585,863	62,731,439

CAPITAL SHARE TRANSACTIONS:
Advisor Class(1):
Proceeds from shares sold	211,820,096	297,343,269
Cost of shares issued in exchange for Institutional Class shares	—	414,609,967
Proceeds from reinvestment of distributions	16,518,865	7,893,859
Payments for shares redeemed	(151,507,896)	(169,131,030)
Payments for transfer-in-kind	—	(100,000)
Redemptions fees	41,654	124,307
Increase in net assets resulting from Advisor Class transactions	76,872,719	550,740,372
Institutional Class(1):
Proceeds from shares sold	—	27,805,323
Proceeds from reinvestment of distributions	—	13,408,787
Payments for shares redeemed	—	(34,599,798)
Cost of shares exchanged for Advisor Class shares	—	(414,609,967)
Redemptions fees	—	778
Decrease in net assets resulting from Institutional Class transactions	—	(407,994,877)
Net increase in net assets resulting from capital share transactions	76,872,719	142,745,495

DISTRIBUTIONS TO SHAREHOLDERS
Advisor Class(1)	(34,023,745)	(11,706,188)
Institutional Class(1)	—	(26,579,014)
Total distributions to shareholders	(34,023,745)	(38,285,202)

TOTAL INCREASE IN NET ASSETS	247,434,837	167,191,732

NET ASSETS:
Beginning of year	741,826,443	574,634,711
End of year	$989,261,280	$741,826,443

(1)	On November 22, 2019 the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Statements of Changes in Net Assets

		Period Inception(1)
	Year Ended	through
	July 31, 2021	July 31, 2020

OPERATIONS:
Net investment income	$156,620	$14,764
Net realized gain on investments	573,019	10,515
Net change in unrealized appreciation/depreciation on investments	1,936,028	357,230
Net increase in net assets resulting from operations	2,665,667	382,509

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,457,519	3,224,228
Proceeds from transfer-in-kind	—	100,000
Proceeds from reinvestment of distributions	117,541	210
Payments for shares redeemed	(1,622,239)	—
Net increase in net assets resulting from capital share transactions	15,952,821	3,324,438

DISTRIBUTIONS TO SHAREHOLDERS	(122,178)	(210)

TOTAL INCREASE IN NET ASSETS	18,496,310	3,706,737

NET ASSETS:
Beginning of period	3,706,737	—
End of period	$22,203,047	$3,706,737

(1)	Inception date for the Fund was November 27, 2019.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Financial Highlights

For a Fund share outstanding throughout the years.

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Advisor Class(1)	July 31, 2021	July 31, 2020		July 31, 2019	July 31, 2018	July 31, 2017

PER SHARE DATA:
Net asset value, beginning of year	$14.42	$14.20		$14.87	$13.71	$12.86

INVESTMENT OPERATIONS:
Net investment income	0.25 (2)	0.25	(2)	0.28	0.22	0.17
Net realized and unrealized
gain on investments	3.46	0.93		0.06	1.49	0.92
Total from investment operations	3.71	1.18		0.34	1.71	1.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.26)		(0.23)	(0.17)	(0.19)
Net realized gains	(0.40)	(0.70)		(0.78)	(0.38)	(0.05)
Total distributions	(0.62)	(0.96)		(1.01)	(0.55)	(0.24)

Paid-in capital from redemption fees	— (3)	—	(3)	— (3)	— (3)	—

Net asset value, end of year	$17.51	$14.42		$14.20	$14.87	$13.71

TOTAL RETURN	26.33%	8.45%		2.55%	12.63%	8.63%

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of year (in 000’s)	$989,261	$741,826		$171,070	$214,614	$225,343

Ratio of expenses to
average net assets:
Before expense waiver/recoupment	0.78%	0.82%		0.93%	0.94%	0.96%
After expense waiver/recoupment	0.79%	0.81	%(4)	0.94%	0.94%	0.94%

Ratio of net investment income
to average net assets:
After expense waiver/recoupment	1.53%	1.76%		1.71%	1.44%	1.39%

Portfolio turnover rate	26%	27%		20%	21%	23%

(1)	On November 22, 2019 the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount per share is less than $0.01.
(4)	Prior to November 22, 2019, the annual expense limitation was 0.94% of the average daily net assets for the Advisor Class. Thereafter it was 0.79% for the existing class.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

		Since Inception(1)
	Year Ended	through
	July 31, 2021	July 31, 2020
PER SHARE DATA:
Net asset value, beginning of period	$10.19	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08	0.05
Net realized and unrealized gain on investments	2.37	0.15
Total from investment operations	2.45	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.01)
Net realized gains	(0.16)	—
Total distributions	(0.21)	(0.01)

Net asset value, end of period	$12.43	$10.19

TOTAL RETURN(2)	24.26%	2.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$22,203	$3,707

Ratio of expenses to average net assets:
Before expense waiver/reimbursement(3)	1.81%	9.78%
After expense waiver/reimbursement(3)	0.79%	0.79%

Ratio of net investment income to average net assets:
After expense waiver/reimbursement(3)	1.15%	1.48%

Portfolio turnover rate(2)	25%	10%

(1)	Inception date for the Fund was November 27, 2019.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.

See Notes to the Financial Statements

COHO FUNDS

Notes to the Financial Statements
July 31, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Both the Coho Relative Value Equity Fund (the “Equity Fund”) and Coho Relative Value ESG Fund (the “ESG Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series, each with their own investment objectives and policies within the Trust.  The investment objective of both Funds is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Equity Fund commenced operations on August 14, 2013 and currently offers only one class of shares. Effective November 22, 2019, the Fund ceased offering its Institutional Class shares. The remaining Institutional Class shares were converted to Advisor Class shares at the close of business on November 22, 2019 and the Advisor Class name was subsequently discontinued. The Advisor Class shares were previously subject up to a maximum 0.15% shareholder servicing fee which is not applicable to the existing share class. Each class of shares had identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class. The ESG Fund commenced operations on November 27, 2019 and currently offers only one class of shares. Both Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended July 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the year ended July 31, 2021, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended July 31, 2018.

Security Transactions, Income and Distributions — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax

COHO FUNDS

Notes to the Financial Statements – Continued
July 31, 2021

purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds. For the year ended July 31, 2021, the Equity Fund decreased distributable earnings by $4,126,829 and increased paid-in capital by $4,126,829 and the ESG Fund decreased distributable earnings by $22,703 and increased paid-in capital by $22,703. These adjustments were largely due to the use of tax equalization by each Fund.

Expenses — Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Equity Securities — Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent valuation adjustments are not applied, these securities are categorized in Level 1 of the fair value hierarchy.

COHO FUNDS

Notes to the Financial Statements – Continued
July 31, 2021

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2021:

Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$968,800,054	$—	$—	$968,800,054
Short-Term Investment	18,029,671	—	—	18,029,671
Total Investments in Securities*	$986,829,725	$—	$—	$986,829,725

ESG Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$21,592,707	$—	$—	$21,592,707
Short-Term Investment	624,847	—	—	624,847
Total Investments in Securities*	$22,217,554	$—	$—	$22,217,554

*	Refer to the Schedules of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser, on a monthly basis, an annual advisory fee equal to 0.70% of the daily net assets of the Funds.

The Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund for their expenses to ensure total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) do not exceed 0.79% of each Fund’s average daily net assets.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred.  The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. During the year ended July 31, 2021, the Adviser was able to recoup $83,460 relating to fees waived in prior fiscal years for the Equity Fund. Waived fees and reimbursed expenses for the Funds subject to potential recovery by month of expiration are as follows:

	Equity Fund	ESG Fund
Expiration	Amount	Amount
August 2021 — July 2022	$303,299	$—
August 2022 — July 2023	151,217	89,779	*
August 2023 — July 2024	—	137,972

*	The potential recovery by month of expiration for this amount is December 2022 – July 2023.

COHO FUNDS

Notes to the Financial Statements – Continued
July 31, 2021

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended July 31, 2021, are disclosed in the Statement of Operations.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

Equity Fund
	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
Advisor Class(1):
Shares sold	13,507,550	22,605,351
Shares issued in exchange for Institutional Class shares	—	28,875,174
Shares issued to holders in reinvestment of distributions	1,072,939	557,174
Shares redeemed	(9,518,648)	(12,646,413)
Shares delivered by an in-kind transfer(2)	—	(6,922)
Net increase in Advisor Class shares	5,061,841	39,384,364
Institutional Class:
Shares sold	—	1,941,416
Shares issued to holders in reinvestment of distributions	—	947,617
Shares redeemed	—	(2,430,869)
Shares issued in exchange for Advisor Class shares	—	(28,791,559)
Net decrease in Institutional Class shares	—	(28,333,395)
Net increase in shares outstanding	5,061,841	11,050,969

(1)	On November 22, 2019, the Equity Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(2)	On November 27, 2019, the Equity Fund made an in-kind transfer of $100,000.

COHO FUNDS

Notes to the Financial Statements – Continued
July 31, 2021

ESG Fund

		Period Inception(1)
	Year Ended	through
	July 31, 2021	July 31, 2020
Shares sold	1,548,844	353,791
Shares received from an in-kind transfer(2)	—	10,000
Shares issued to holders in reinvestment of dividends	10,641	21
Shares redeemed	(137,706)	—
Net increase in shares outstanding	1,421,779	363,812

(1)	Inception date for the Fund was November 27, 2019.
(2)	On November 27, 2019, the ESG Fund was seeded through an in-kind transfer of $100,000.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, of the Funds for the year ended July 31, 2021, were as follows:

	Equity Fund		ESG Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$282,611,550	$224,715,476	$18,709,464	$3,239,602

7.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at July 31, 2021, the Fund’s most recently completed fiscal year end, were as follows:

	Aggregate	Aggregate	Net	Federal
	Gross	Gross	Unrealized	Income
	Appreciation	Depreciation	Appreciation	Tax Cost
Equity Fund	$230,439,307	$(17,306,764)	$213,132,543	$773,697,182
ESG Fund	2,473,343	(187,594)	2,285,749	19,931,805

Any difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Funds.

At July 31, 2021, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Net	Total
	Ordinary	Long-Term	Unrealized	Distributable
	Income	Capital Gains	Appreciation	Earnings
Equity Fund	$17,623,539	$31,188,386	$213,132,543	$261,944,468
ESG Fund	498,898	118,438	2,285,749	2,903,085

As of July 31, 2021, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2021, the Funds did not defer any qualified late year losses.

COHO FUNDS

Notes to the Financial Statements – Continued
July 31, 2021

The tax character of distributions paid by the Funds for the year ended July 31, 2021, were as follows:

	Ordinary	Long Term
	Income*	Capital Gains	Total
Equity Fund	$12,457,443	$21,566,302	$34,023,745
ESG Fund	122,178	—	122,178

The tax character of distributions paid for the year ended July 31, 2020, were as follows:

	Ordinary	Long Term
	Income*	Capital Gains	Total
Equity Fund	$12,921,008	$25,364,194	$38,285,202
ESG Fund	210	—	210

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

8.  SECTOR RISK

As of July 31, 2021, each Fund had a significant portion of its assets invested in the health care sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of July 31, 2021, Wells Fargo Bank, for the benefit of its customers, owned 48.5% of the outstanding shares of the Equity Fund. As of July 31, 2021, National Financial Services and Charles Schwab & Co., for the benefit of their customers, owned 48.8% and 28.6% of the outstanding shares of the ESG Fund, respectively.

10.  LINE OF CREDIT

The Equity Fund has established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000 or 33.33% of the fair value of the Fund’s investments, whichever is less.  The LOC matures, unless renewed, on July 22, 2022.  This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions and other short-term liquidity needs of the Fund.  The LOC is with the Custodian. Interest is charged at the prime rate which was 3.25% as of July 31, 2021. The interest rate during the year was 3.25%. The Equity Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. For the year ended July 31, 2021, the Fund did not have any borrowings under the LOC.

Prior to July 23, 2021, the date the Equity Fund’s LOC was renewed, the LOC was limited to the lesser of $25,000,000 or 33.33% of the fair value of the Fund’s investments.

11.  RECENT ACCOUNTING PRONOUNCEMENT

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with

COHO FUNDS

Notes to the Financial Statements – Continued
July 31, 2021

Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

12. COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

13.  SUBSEQUENT EVENT

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Compass Distributors, LLC (“Compass”), the Funds’ distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Compass will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

COHO FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Coho Funds and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Coho Relative Value Equity Fund and Coho Relative Value ESG Fund (“Coho Funds” or the “Funds”), each a series of Managed Portfolio Series, as of July 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of  the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Statements of	Statements of
Fund Name	Operations	Changes in Net Assets	Financial Highlights
Coho Relative Value Equity Fund	For the year ended	For the years ended	For the years ended
	July 31, 2021	July 31, 2021 and 2020	July 31, 2021, 2020,
2019, 2018, and 2017
Coho Relative Value ESG Fund	For the year ended	For the year ended July 31, 2021 and for the
	July 31, 2021	period from November 27, 2019 (commencement
of operations) through July 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
September 27, 2021

COHO FUNDS

Additional Information (Unaudited)
July 31, 2021

TRUSTEES AND OFFICERS

Number of
			Portfolios		Other
	Position(s)	Term of Office	in Trust		Directorships Held
Name, Address and	Held with	and Length of	Overseen	Principal Occupation(s)	by Trustee During
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	the Past Five Years

Independent Trustees

Leonard M. Rush, CPA	Chairman,	Indefinite Term;	32	Retired, Chief Financial	Independent Trustee,
615 E. Michigan St.	Trustee	Since		Officer, Robert W. Baird	ETF Series Solutions
Milwaukee, WI 53202	and Audit	April 2011		& Co. Incorporated	(47 Portfolios)
Year of Birth: 1946	Committee			(2000-2011).	(2012-Present);
	Chairman				Director, Anchor
Bancorp Wisconsin,
Inc. (2011-2013)

David A. Massart	Trustee	Indefinite Term;	32	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.		Since		Investment Strategist,	ETF Series Solutions
Milwaukee, WI 53202		April 2011		Next Generation Wealth	(47 Portfolios)
Year of Birth: 1967				Management, Inc.	(2012-Present)
(2005-Present).

COHO FUNDS

Additional Information (Unaudited) – Continued
July 31, 2021

Number of
			Portfolios		Other
	Position(s)	Term of Office	in Trust		Directorships Held
Name, Address and	Held with	and Length of	Overseen	Principal Occupation(s)	by Trustee During
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	the Past Five Years

Independent Trustees

David M. Swanson	Trustee and	Indefinite Term;	32	Founder and Managing	Independent Trustee,
615 E. Michigan St.	Nominating	Since		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	&	April 2011		Strategic Marketing, LLC	Investment Trust
Year of Birth: 1957	Governance			(2006-Present).	(7 Portfolios)
	Committee				(2006-Present);
	Chairman				Independent Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present);
Independent Trustee,
RiverNorth Funds
(3 Portfolios)
(2018-Present);
RiverNorth Managed
Duration Municipal
Income Fund Inc.
(1 Portfolio)
(2019-Present);
RiverNorth Specialty
Finance Corporation
(1 Portfolio)
(2018-Present);
RiverNorth/
DoubleLine Strategic
Opportunity Fund,
Inc. (1 Portfolio)
(2018-Present);
RiverNorth
Opportunities Fund,
Inc. (1 Portfolio)
(2013-Present);
RiverNorth
Opportunistic
Municipal Income
Fund, Inc.
(1 Portfolio)
(2018-Present);
Rivernorth Flexible
Municipal Income
Fund (2020-Present).

COHO FUNDS

Additional Information (Unaudited) – Continued
July 31, 2021

Number of
			Portfolios		Other
	Position(s)	Term of Office	in Trust		Directorships Held
Name, Address and	Held with	and Length of	Overseen	Principal Occupation(s)	by Trustee During
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	the Past Five Years

Independent Trustees

Robert J. Kern	Trustee	Indefinite Term;	32	Retired (July 2018-	None
615 E. Michigan St.		Since		Present); Executive Vice
Milwaukee, WI 53202		January 2011		President, U.S. Bancorp Fund
Year of Birth: 1958				Services, LLC
(1994-2018).

Officers

Brian R. Wiedmeyer	President	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Since		Fund Services, LLC
Milwaukee, WI 53202	Principal	November 2018		(2005-Present).
Year of Birth: 1973	Executive
Officer

Deborah Ward	Vice	Indefinite Term;	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	April 2013		Services, LLC
Year of Birth: 1966	Compliance			(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Financial	August 2019		LLC (2008-Present).
Year of Birth: 1981	Officer and	(Treasurer);
	Vice	Since
	President	November 2018
(Vice President)

Joseph Destache	Secretary	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		March 2021		LLC (2019-Present);
Year of Birth: 1991				Regulatory Administration
Intern, U.S. Bancorp Fund
Services, LLC (2018-2019);
Law Student (2016-2019).

COHO FUNDS

Additional Information (Unaudited) – Continued
July 31, 2021

Number of
			Portfolios		Other
	Position(s)	Term of Office	in Trust		Directorships Held
Name, Address and	Held with	and Length of	Overseen	Principal Occupation(s)	by Trustee During
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	the Past Five Years

Officers

Douglas Schafer	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Vice	May 2016		LLC (2002-Present).
Year of Birth: 1970	President	(Assistant
Treasurer); Since
November 2018
(Vice President)

Michael J. Cyr II, CPA	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Vice	August 2019		LLC (2013-Present).
Year of Birth: 1992	President

COHO FUNDS

Additional Information (Unaudited) – Continued
July 31, 2021

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Coho Partners, Ltd.

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 23-24, 2021, the Trust’s Board of Trustees (“Board”), each of whom were present virtually via video conference, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Coho Partners, Ltd. (“Coho” or the “Adviser”) regarding the Coho Relative Value Equity Fund and the Coho Relative Value ESG Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for an additional annual term.

Prior to the meeting and at a meeting held on January 6, 2021, the Trustees received and considered information from Coho and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by Coho with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Coho; (3) the costs of the services provided by Coho and the profits realized by Coho from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Coho resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of Coho, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Coho set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Coho performs, investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Coho provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to the following with respect to each Fund: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Coho effects on the Fund’s

COHO FUNDS

Additional Information (Unaudited) – Continued
July 31, 2021

behalf; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees considered the significant investment analysis and portfolio management experience of the Funds’ portfolio managers, as well as Coho’s strong capitalization and its assets under management, which were approximately $5.2 billion as of September 30, 2020.  The Trustees also reviewed Coho’s audited financial statements. In that regard, the Trustees concluded that Coho had sufficient resources to support the portfolio management team in its implementation of each Fund’s strategies. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Coho provides to each Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Coho.  In assessing the quality of the portfolio management delivered by Coho, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s respective peer funds according to Morningstar classifications, and each Fund’s respective composite of separate accounts that Coho manages utilizing a similar investment strategy, where applicable.  When comparing each Fund’s performance against its respective Morningstar peer group, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group.

•
Coho Relative Value Equity Fund. The Trustees noted that the Fund’s performance was below its peer group median average over the year-to-date, one-year, three-year and five-year periods ended October 31, 2020. The Trustees also observed that the Fund had underperformed its primary benchmark over all of the reviewed time periods ended October 31, 2020 but outperformed its secondary benchmark over all periods. The Trustees also considered that the Fund had achieved positive total returns across the one-year, three-year and five-year periods ended October 31, 2020. The Trustees further considered that Coho had represented to the Board that in managing the Fund they seek to capture a reasonable percentage of up markets and a smaller percentage of down markets. The Trustees also noted that the Fund’s performance had been consistent with the composite of separate accounts managed by Coho with similar strategies to the Fund.

•
Coho Relative Value ESG Fund. The Trustees noted that the Fund had only recently commenced operations in November 2019 and therefore had a limited performance history. The Trustees also noted that the Fund had outperformed its peer group median and average for the year-to-date period ended October 31, 2020 and ranked in the second percentile of its peer group over that period. The Trustees also observed that the Fund had underperformed its primary benchmark over the year-to-date period ended October 31, 2020 but outperformed its secondary benchmark over that period. The Trustees also noted that the Fund’s performance had been consistent with the composite of separate accounts managed by Coho with similar strategies to the Fund

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that each Fund pays to Coho under the Investment Advisory Agreement, as well as Coho’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2020.  The Trustees also considered the effect of an expense limitation agreement on Coho’s compensation and that Coho has contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also noted that Coho had agreed to a reduction in the advisory fee payable by the Coho Relative Value Equity Fund and a reduction in the Fund’s expense limitation. The Trustees also considered that the advisory fees Coho charges to each Fund fall within the range of the fees Coho charges to its separately managed accounts with similar investment strategies. The Trustees further considered that Coho has additional responsibilities with respect to the Funds, including more frequent trading and cash management stemming from the Fund’s daily subscriptions

COHO FUNDS

Additional Information (Unaudited) – Continued
July 31, 2021

and redemptions, additional compliance obligations, and the preparation of Board and shareholder materials. The Trustees concluded that Coho’s service relationship with the Fund has yielded Coho a reasonable profit with respect to the Coho Relative Value Equity Fund but that the relationship with the Coho Relative Value ESG Fund had not been profitable. In that regard, the Trustees determined that Coho had adequate resources to support the portfolio management of the Coho Relative Value ESG Fund and plans to grow assets in the Fund which may lead to the relationship being profitable for Coho. The Trustees also agreed to continue to review the Coho Relative Value ESG Fund’s profitability as part of its annual review of the investment advisory contract with Coho.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by each Fund and those of funds in the same Morningstar peer group.  The Trustees noted:

•
Coho Relative Value Equity Fund. The Fund’s advisory fee was above the peer group average and median and in the third quartile of the peer group.  The Trustees also considered that the total expenses (after waivers and expense reimbursements) of the Fund were below the peer group median and slightly above the average total expenses.

•
Coho Relative Value ESG Fund. The Fund’s advisory fee was above the peer group average and median and in the third quartile of the peer group.  The Trustees also considered that the total expenses (after waivers and expense reimbursements) of the Fund were below the peer group median and above the average total expenses. The Trustees further noted that when the peer group was limited to similarly sized funds, the Fund’s total expenses (after waivers and expense reimbursements) were significantly below the peer group median and average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Coho’s advisory fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fee for each Fund does not contain breakpoints.  The Trustees noted given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and the Funds’ asset levels increase.  The Trustees also considered that Coho had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with each Fund. The Trustees noted Coho does not utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Funds’s portfolio transactions. The Trustees considered that Coho may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Coho does not receive additional material benefits from its relationship with the Funds.

COHO FUNDS

Additional Information (Unaudited) – Continued
July 31, 2021

STATEMENT REGARDING THE FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAMS

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Coho Relative Value Equity Fund and the Coho Relative Value ESG Fund (each a “Fund” and together, the “Funds”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Coho Partners, Ltd. (“Coho”) as the administrator of the Program (the “Program Administrator”). Personnel of Coho conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Coho Risk Committee.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020 (the “Reporting Period”). No significant liquidity events impacting the Funds during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Coho manages and periodically reviews each Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. In the Report, Coho provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage each Fund’s liquidity risk and each Fund’ s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Coho Risk Committee oversaw the classification of each of the Funds’ portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Coho’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

Each Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, each Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, each Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Funds did not effect redemptions in-kind during the Reporting Period pursuant to the Program. The Report concluded, with respect to each Fund: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

COHO FUNDS

Additional Information (Unaudited) – Continued
July 31, 2021

AVAILABILITY OF FUNDS PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-264-6234.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-264-6234. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30, is available (1) without charge, upon request, by calling 1-866-264-6234, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended July 31, 2021, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 91.19% and 53.17% for the Equity Fund and ESG Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2021 was 88.04% and 49.90% for the Equity Fund and ESG Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 2.34% and 60.03% for the Equity Fund and ESG Fund, respectively.

COHO FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintains physical, electronic and procedural safeguards to protect your Personal Information and require its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Coho Partners, Ltd.
300 Berwyn Park
801 Cassatt Road, Suite 100
Berwyn, PA 19312

DISTRIBUTOR
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUNDS ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-866-264-6234.

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.

The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distributions calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended July 31, 2021 and July 31, 2020, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2021	FYE 7/31/2020
(a) Audit Fees	$28,000	$27,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$10,000	$7,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2)The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2021	FYE 7/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2021	FYE 7/31/2020
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    October 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    October 7, 2021

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    October 7, 2021